GE Royalty Obligation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Tier 1 [Member] | Minimum [Member]
Net Sales in Contract Year	$ 0	$ 0
Percentage of the Contract Year Net Sales owed to GE	7.00%	7.00%
Tier 1 [Member] | Maximum [Member]
Net Sales in Contract Year	$ 50,000,000	$ 50,000,000
Tier 2 [Member] | Minimum [Member]
Net Sales in Contract Year	$ 50,000,001	$ 50,000,001
Percentage of the Contract Year Net Sales owed to GE	6.00%	6.00%
Tier 2 [Member] | Maximum [Member]
Net Sales in Contract Year	$ 100,000,000	$ 100,000,000
Tier 3 [Member] | Minimum [Member]
Net Sales in Contract Year	$ 100,000,000	$ 100,000,001
Percentage of the Contract Year Net Sales owed to GE	5.00%	5.00%